111 Huntington Ave., Boston, Massachusetts 02199-7632

Phone 617-954-5000

December 27, 2018

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:                   MFS® Series Trust XV (the “Trust”) (File Nos. 2-96738 and 811-4253), on behalf of MFS® Global Alternative Strategy Fund (the “Fund”); Post-Effective Amendment No. 70 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to (1) the Securities Act of 1933, as amended and Rule 485(a) thereunder, (2) the Investment Company Act of 1940, as amended, and (3) Regulation S-T, please find Post-Effective Amendment No. 70 to the Registration Statement of the Trust (the “Amendment”), marked to indicate all changes from Post-Effective Amendment No. 68 to the above-captioned Registration Statement.

This Amendment is being filed for the purpose of updating the Fund’s disclosure to remove reference to UBS Asset Management (Americas) Inc., the former subadvisor of the Fund, updating the investment strategies and making certain other changes.

Additionally, the wording “report does not exist” which appears throughout the Prospectus will be replaced in each instance with the appropriate required information in the 485(b) filing.

If you have any questions concerning the foregoing, please call the undersigned at (617) 954-4340 or Nick Pirrotta at (617)-95405846.

Sincerely,

SUSAN A. PEREIRA
Susan A. Pereira
Vice President & Senior Counsel

SAP/ccs

Enclosures